Right-of-Use Asset (Tables)	12 Months Ended
Jun. 30, 2026
Right-of-Use Asset [Abstract]
Schedule of Right-of-Use Asset
	Land – Farms	Buildings and improvements	Vehicles and agricultural machinery	Right-of-use Total
At June 30, 2024	222,614	1,046	10,176	233,836
New contracts	7,864	5,056	15,188	28,108
Merger of subsidiary’s assets	41,817	-	-	41,817
Adjustments	35,800	-	-	35,800
Write-off	(791)	-	(1,836)	(2,627)
(-) Amortization	(49,610)	(830)	(6,306)	(56,746)
Translation effects	(102)	(1)	8	(95)
At June 30, 2025	257,592	5,271	17,230	280,093
New contracts	17,724	151	5,962	23,837
Adjustments	(14,845)	-	59	(14,786)
Write-off	(677)	(141)	(449)	(1,267)
(-) Amortization	(44,505)	(938)	(6,500)	(51,943)
Translation effects	(358)	(7)	(25)	(390)
At June 30, 2026	214,931	4,336	16,277	235,544
Total cost	475,918	8,301	40,363	524,582
Cumulative depreciation	(260,987)	(3,965)	(24,086)	(289,038)
Book balance, net	214,931	4,336	16,277	235,544